NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties (Details) - USD ($)	Sep. 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt Conversion [Line Items]
Unamortized debt discount and deferred financing costs				$ (88,522)					$ (3,352,008)
Current portion of notes payable	$ 10,854,863			9,242,183					2,147,992
Convertible notes payable, long-term						$ 4,683,068	$ 5,589,468	$ 6,967,951	6,967,951
Long-term debt amount				9,242,183					9,115,943
Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Notes Issued	4,473,515
Liqueous Promissory Note
Debt Conversion [Line Items]
Notes Issued	10,545			1,053,824
TAG Promissory Note
Debt Conversion [Line Items]
Notes Issued	1,666,126		$ 545,000
Agile Note
Debt Conversion [Line Items]
Notes Issued	435,800
Diagonal Convertible Note
Debt Conversion [Line Items]
Notes Issued	641,790
Boot Convertible Note
Debt Conversion [Line Items]
Notes Issued	177,098
Brick Lane Convertible Notes
Debt Conversion [Line Items]
Notes Issued	333,526
Bomore Convertible Notes
Debt Conversion [Line Items]
Notes Issued	291,309
Torcross Convertible Note
Debt Conversion [Line Items]
Notes Issued	145,654
Junior Notes Issued November 2023
Debt Conversion [Line Items]
Notes Issued				2,369,122					5,500,000
August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued				537,375
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued				687,315
Promissory Note
Debt Conversion [Line Items]
Notes Issued				1,053,824	$ 1,053,824
Senior Convertible Notes Issued June 2023
Debt Conversion [Line Items]
Notes Issued				$ 4,683,069
Convertible notes payable, long-term									$ 6,967,951
AZ Promissory Note
Debt Conversion [Line Items]
Notes Issued	$ 2,679,500	$ 900,000